Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating expenses:
Research and development	$ 2,937	$ 7,108	$ 23,035	$ 21,664
General and administrative	3,279	1,986	9,651	7,293
Total operating expenses	6,216	9,094	32,686	28,957
Loss from operations	(6,216)	(9,094)	(32,686)	(28,957)
Other income, net	163	52	617	41
Net loss	$ (6,053)	$ (9,042)	$ (32,069)	$ (28,916)
Net loss per share (in dollars per share)	$ (0.25)	$ (0.50)	$ (1.62)	$ (1.60)
Weighted-average common shares used to compute net loss per share, basic and diluted (in shares)	24,156,890	18,084,751	19,787,212	18,034,092
Comprehensive Loss:
Net loss	$ (6,053)	$ (9,042)	$ (32,069)	$ (28,916)
Other comprehensive loss
Unrealized gain on marketable securities	0	2	4	(7)
Comprehensive loss	$ (6,053)	$ (9,040)	$ (32,065)	$ (28,923)